CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares		Dec. 31, 2025	Jun. 30, 2025
Class A Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	16,000,000	16,000,000
Ordinary shares, shares issued (in Shares)	[1]	904,861	450,000
Ordinary shares, shares outstanding (in Shares)	[1]	854,917	450,000
Class B Ordinary Shares [Member]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized (in Shares)	[1]	4,000,000	4,000,000
Ordinary shares, shares issued (in Shares)	[1]	23,200	23,200
Ordinary shares, shares outstanding (in Shares)	[1]	23,200	23,200

[1]	After giving effect to the reverse stock split effected on March 16, 2026.